REVERSE CAPITALIZATION - Schedule of Business Combination Ownership Structure (Details)	Mar. 27, 2024 shares
Disclosure of detailed information about business combination [line items]
Number of ordinary shares (in shares)	31,709,747
% of Ownership	100.00%
LPA Ordinary Shares issued to TWOA shareholders
Disclosure of detailed information about business combination [line items]
Number of ordinary shares (in shares)	3,897,747
% of Ownership	12.30%
LPA Ordinary Shares converted from legacy LLP equity holders
Disclosure of detailed information about business combination [line items]
Number of ordinary shares (in shares)	26,312,000
% of Ownership	83.00%
LPA Ordinary Shares issued to PIPE Investor
Disclosure of detailed information about business combination [line items]
Number of ordinary shares (in shares)	1,500,000
% of Ownership	4.70%